Property and Equipment, Net (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 114,322	$ 95,673	$ 215,494	$ 192,352
Reclassified to asset held for sale			$ 5,460,000
Net carrying value of the office premises					$ 6,000,000
Depreciation expense					$ 392,873	$ 45,383